Borrowings - Schedule of Analysis of Borrowings by Interest Rate Changes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	£ 43,968	£ 45,366
Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(456)	(185)
Interest Rate Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	43,968	45,366
Borrowings net, derivative instruments adjustment	43,512	45,179
Interest Rate Risk | Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(456)	(187)
Within 1 Year
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	4,041	7,562
Within 1 Year | Interest Rate Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	6,519	11,145
Borrowings net, derivative instruments adjustment	7,192	14,274
Within 1 Year | Interest Rate Risk | Interest Rate Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	219	1,794
Within 1 Year | Interest Rate Risk | Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	454	1,335
Between 1-2 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	4,049	2,947
Between 1-2 Years | Interest Rate Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	1,568	1,888
Borrowings net, derivative instruments adjustment	1,349	622
Between 1-2 Years | Interest Rate Risk | Interest Rate Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(219)	(508)
Between 1-2 Years | Interest Rate Risk | Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments		(758)
Between 2-3 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	2,587	6,992
Between 2-3 Years | Interest Rate Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	2,594	4,432
Borrowings net, derivative instruments adjustment	1,850	4,206
Between 2-3 Years | Interest Rate Risk | Interest Rate Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments		(226)
Between 2-3 Years | Interest Rate Risk | Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(744)
Between 3-4 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	3,854	2,505
Between 3-4 Years | Interest Rate Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	3,855	2,451
Borrowings net, derivative instruments adjustment	3,855	1,802
Between 3-4 Years | Interest Rate Risk | Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments		(649)
Between 4-5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	4,108	3,173
Between 4-5 Years | Interest Rate Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	4,108	3,161
Borrowings net, derivative instruments adjustment	4,085	3,161
Between 4-5 Years | Interest Rate Risk | Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(23)
Beyond Five Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	25,329	22,187
Beyond Five Years | Interest Rate Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	25,324	22,289
Borrowings net, derivative instruments adjustment	25,181	21,114
Beyond Five Years | Interest Rate Risk | Interest Rate Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments		(1,060)
Beyond Five Years | Interest Rate Risk | Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	£ (143)	£ (115)